DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2024			2023
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,570	250	158	13,536	92	241
Interest rate contracts	29,745	300	499	28,806	398	626
Inflation rate contracts
Equity and credit contracts	701	133	23	810	143	25
Total derivatives held for trading	45,016	683	680	43,152	633	892
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,712	42	8	1,145	29	2
Interest rate contracts	146,385	1,056	477	107,753	1,276	843
	148,097	1,098	485	108,898	1,305	845
Designated as cash flow hedges:
Exchange rate contracts	21,535	698	266	21,618	1,008	290
Interest rate contracts	55,811	334	929	51,881	554	911
Inflation rate contracts	1,794	70	—	—	—	—
Equity derivative contracts	62	24	—	59	19	—
	79,202	1,126	1,195	73,558	1,581	1,201
Total derivatives held for hedging	227,299	2,224	1,680	182,456	2,886	2,046
Derivative netting(1)	—	(1,643)	(1,643)	—	(2,047)	(2,047)
Total derivatives	272,315	1,264	717	225,608	1,472	891
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£489m (2023: £472m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £32m (2023: £12m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method	The table below analyses the notional and fair values of derivatives by trading and settlement method.

Notional
	Traded over the counter		Asset	Liability
	Settled by central counterpartie s	Not settled by central counterpartie s	Total	Traded over the counter	Traded over the counter
2024	£m	£m	£m	£m	£m
Exchange rate contracts	—	37,817	37,817	990	432
Interest rate contracts	217,159	14,782	231,941	47	262
Inflation rate contracts	1,794	—	1,794	70	—
Equity and credit contracts	—	763	763	157	23
	218,953	53,362	272,315	1,264	717

2023
Exchange rate contracts	—	36,299	36,299	1,129	533
Interest rate contracts	174,460	13,980	188,440	181	333
Equity and credit contracts	—	869	869	162	25
	174,460	51,148	225,608	1,472	891

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies	The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2024	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,174	6,301	53,703	77,274	3,409	144,861
	Average fixed interest rate - GBP	3.75%	4.29%	4.50%	3.87%	3.65%
	Average fixed interest rate - EUR	0.20%	(0.35)%	(0.45)%	0.58%	4.37%
	Average fixed interest rate - USD	1.68%	1.53%	1.53%	5.76%	0.45%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	88	128	1,018	478	1,712
	Interest rate contracts - Nominal amount (£m)	—	88	86	872	478	1,524
	Average GBP - EUR exchange rate	—	1.14	1.16	1.16	1.18
	Average GBP - USD exchange rate	—	—	—	1.32	1.28
	Average fixed interest rate - EUR	—	—	1.35%	3.30%	2.94%
	Average fixed interest rate - USD	—	—	—	4.83%	4.38%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,420	3,475	12,354	28,895	3,587	52,731
	Average fixed interest rate - GBP	4.59%	4.07%	4.76%	3.71%	4.35%
FX risk	Exchange rate contracts - Nominal amount (£m)	258	792	4,927	10,976	1,306	18,259
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	958	958
	Average GBP - JPY exchange rate	178.37	179.99	187.64	—	—
	Average GBP - CHF exchange rate	—	—	1.09	1.11	—
	Average GBP - CAD exchange rate	—	—	1.76	—	—
	Average GBP - EUR exchange rate	—	1.20	1.19	1.18	1.16
	Average GBP - USD exchange rate	—	—	1.24	1.3	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	16	45	1	62
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	826	394	534	1104	418	3276
	Interest rate contracts - Nominal amount (£m)	826	—	327	799	170	2122
	Average GBP - EUR exchange rate	1.12	1.37	1.16	1.21	1.18
	Average GBP - USD exchange rate	—	—	1.54	1.32	1.54
	Average fixed interest rate - GBP	1.48%	2.76%	3.20%	2.77%	4.89%
Inflation risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1794	1794
	Average fixed interest rate - GBP	—	—	—	—	4.98%

2023
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	3,612	7,141	32,241	60,803	3,008	106,805
	Average fixed interest rate - GBP	2.38%	3.19%	3.42%	3.89%	3.99%
	Average fixed interest rate - EUR	1.14%	0.18%	0.45%	0.21%	3.92%
	Average fixed interest rate - USD	2.60%	2.46%	4.23%	1.36%	4.91%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	18	—	1,041	86	1,145
	Interest rate contracts - Nominal amount (£m)	—	18	—	844	86	948
	Average GBP - EUR exchange rate	—	1.11	—	1.16	1.15
	Average GBP - USD exchange rate	—	—	—	1.32	—
	Average fixed interest rate - EUR	—	—	—	2.77%	3.48%
	Average fixed interest rate - USD	—	—	—	4.83%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	911	3,083	13,671	27,715	1,219	46,599
	Average fixed interest rate - GBP	5.06%	3.05%	5.38%	3.84%	3.45%
FX risk	Exchange rate contracts - Nominal amount (£m)	927	3,238	2,692	9,447	588	16,892
	Interest rate contracts - Nominal amount (£m)	—	2,199	—	—	942	3,141
	Average GBP - JPY exchange rate	154.14	153.95	167.85	—	—
	Average GBP - CHF exchange rate	1.09	1.09	1.09	1.12	1.12
	Average GBP - EUR exchange rate	—	1.20	1.17	1.18	—
	Average GBP - USD exchange rate	—	1.39	—	1.28	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	7	50	2	59
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	87	785	500	2,896	458	4,726
	Interest rate contracts - Nominal amount (£m)	—	—	—	1,975	166	2,141
	Average GBP - EUR exchange rate	1.18	—	1.25	1.20	1.19
	Average GBP - USD exchange rate	—	0.02	—	0.01	0.02
	Average fixed interest rate - GBP	2.57%	2.54%	2.96%	2.42%	4.81%

Net Gains or Losses Arising From Hedges Included in Operating Income

			Group
	2024	2023	2022
	£m	£m	£m
Fair value hedging:
Gains/(Losses) on hedging instruments	199	(1,878)	2,371
(Losses)/Gains on hedged items attributable to hedged risks	(173)	1,893	(2,307)
Fair value hedging ineffectiveness	26	15	64
Cash flow hedging ineffectiveness	(4)	3	(36)
	22	18	28

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory	Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2024			2023			2022
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	173	(156)	17	(1,864)	1,874	10	2,382	(2,324)	58
Interest rate/FX risk	26	(17)	9	(14)	19	5	(11)	17	6
	199	(173)	26	(1,878)	1,893	15	2,371	(2,307)	64

					Group
		Hedging Instruments		Recognised in income statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
		£m	£m	£m	£m
Cash flow hedges:
2024
Interest rate risk	Net interest income	(769)	766	(3)	(484)
FX risk	Net interest income/other operating income	414	(405)	9	216
Equity risk	Operating expenses	9	(9)	—	11
Interest rate/FX risk	Net interest income/other operating income	(181)	171	(10)	(231)
Inflation Risk	Net Interest Income	71	(71)	—	3
		(456)	452	(4)	(485)
2023
Interest rate risk	Net interest income	449	(447)	2	(464)
FX risk	Net interest income/other operating income	(375)	377	2	(392)
Equity risk	Operating expenses	20	(20)	—	13
Interest rate/FX risk	Net interest income/other operating income	(238)	237	(1)	(388)
		(144)	147	3	(1,231)
2022
Interest rate risk	Net interest income	(1,150)	1,150	—	(96)
FX risk	Net interest income/other operating income	1,602	(1,602)	—	1,691
Equity risk	Operating expenses	2	(2)	—	2
Interest rate/FX risk	Net interest income/other operating income	(54)	18	(36)	533
		400	(436)	(36)	2,130

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory	The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2024	2023
	£m	£m
Balance at 1 January	(477)	(1,561)
Effective portion of changes in fair value:
– Interest rate risk	(766)	447
– Foreign currency risk	405	(377)
– Equity risk	9	20
– Interest rate/foreign currency risk	(171)	(237)
– Inflation risk	71	—
	(452)	(147)
Income statement transfers:
– Interest rate risk	484	464
– Foreign currency risk	(216)	392
– Equity risk	(11)	(13)
– Interest rate/foreign currency risk	231	388
– Inflation risk	(3)	—
	485	1,231
Balance at 31 December	(444)	(477)

Disclosure of detailed information about hedging instruments	Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2024					2023
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffective ness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiven ess
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinue d hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	62,849	—	(731)	(290)	(156)	73,270	—	(622)	(435)	1,969
Other financial assets at amortised cost	1,667	(45)	(7)	(7)	(44)	152	1	(8)	(8)	5
Reverse repurchase agreements – non trading	6,423	—	(1)	—	(1)	6,186	—	—	—	4
Other financial assets at FVOCI	2,100	(131)	—	(95)	(18)	2,013	(113)	—	(131)	82
Deposits by customers	(20,867)	—	9	1	18	(15,052)	—	(10)	—	(15)
Debt securities in issue	(4,808)	170	(54)	(77)	29	(5,065)	162	(75)	(114)	(170)
Subordinated liabilities	(511)	(12)	(1)	(36)	15	(522)	(27)	(1)	(42)	(1)
Interest rate/FX risk:
Other financial assets at FVOCI	1,503	16	—	—	(30)	989	4	—	—	12
Debt securities in issue	(200)	(10)	—	(14)	14	(214)	(14)	—	(24)	8
Subordinated liabilities	—	—	—	—		—	—	—	—	(1)
	48,156	(12)	(785)	(518)	(173)	61,757	13	(716)	(754)	1,893

						Group
			2024			2023
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	362	(495)	3	(163)	(455)	1
Cash and balances at central banks	468	(193)	(50)	(283)	100	(76)
Deposits by banks	(4)	—	—	(1)	(1)	—
Repurchase agreements - non trading	(60)	52	—	—	—	—
FX risk:
Other financial assets at FVOCI	(487)	1	—	(253)	1	—
Not applicable – highly probable forecast transactions	4	—	—	88	1	—
Deposits by customers	—	—	—	(21)	—	—
Debt securities in issue	78	181	—	605	(9)	—
Repurchase agreements - non trading	—	—	—	(42)	—	—
Equity risk:
Other liabilities	(9)	8	—	(20)	10	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	167	(49)	—	194	(114)	—
Subordinated liabilities/loans and advances to customers	4	(16)	50	43	(10)	52
Inflation risk:
Other financial assets at amortised cost	(70)	66	—	—	—	—
Other financial assets at FVOCI	(1)	1	—	—	—	—
	452	(444)	3	147	(477)	(23)